June 1, 1997
                      DREYFUS GROWTH AND INCOME FUND, INC.
                            SUPPLEMENT TO PROSPECTUS
                               DATED MARCH 1, 1997
        EFFECTIVE JUNE 1, 1997, THE FOLLOWING INFORMATION SUPERSEDES ANY
CONTRARY INFORMATION CONTAINED IN THE FUND'S PROSPECTUS.
        The Telephone Redemption Privilege is granted automatically unless you specifically refuse it by checking the applicable "No" box on the Account Application. The Telephone Redemption Privilege may be established for an existing account by a separate signed Shareholder Services Form or by oral request from any of the authorized signatories on the account by calling 1-800-645-6561.